UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independene Capital Asset Partners, LLC
Address: 1400 16th Street, Suite 520
         Denver, CO 80202

13F File Number: 028-11636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Anita E. Falicia
Title: Principal
Phone: 303-209-4100

Signature,                               Place,             and Date of Signing:

/s/   Anita E. Falicia                   Denver, CO          August 14,2006
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total: $275,417 (thousands)


List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INCCMN                   COM              00817y108     8781   219917 SH       Sole                   173570             46347
AFFILIATED MANAGERS GROUP INCC COM              008252108     9924   114214 SH       Sole                    89675             24539
ALASKA AIR GROUP INC COM       COM              011659109     5125   130000 SH       Sole                   101827             28173
AMERICAN REPROGRAPHICS COM     COM              029263100     2896    79900 SH       Sole                    62594             17306
AMYLIN PHARMACEUTICALS COM     COM              032346108    12090   254522 SH       Sole                   198987             55535
ANHEUSER BUSCH COS INC COM     COM              035229103     8890   195000 SH       Sole                   152554             42446
APARTMENT INVT & MGMT CL A     COM              03748r101     3693    85000 SH       Sole                    66427             18573
ARCH COAL INC COM              COM              039380100     3237    76400 SH       Sole                    59954             16446
ARCHSTONE SMITH TR COM         COM              039583109     3815    75000 SH       Sole                    58612             16388
BURGER KING HLDGS INC COM      COM              121208201      945    60000 SH       Sole                    47057             12943
CARTER INC COM                 COM              146229109    12290   465000 SH       Sole                   363462            101538
CHICAGO BRIDGE & IRON N Y REGI COM              167250109     7107   294276 SH       Sole                   230132             64144
CLEAR CHANNEL OUTDOOR CL A     COM              18451c109     2460   117355 SH       Sole                    92147             25208
COVANTA HLDG CORP COM          COM              22282e102     4330   266491 SH       Sole                   209275             57216
CYNOSURE INC CL A              COM              232577205      759    53054 SH       Sole                    41630             11424
EXXON MOBIL CORPORATIONCMN     COM              30231g102     6135   100000 SH       Sole                    78155             21845
FRANKLIN RESOURCES INCCMN      COM              354613101     8467    97535 SH       Sole                    76543             20992
GENENTECH INC.CMN              COM              368710406     8611   105264 SH       Sole                    82629             22635
GMH CMNTYS TR COM              COM              36188g102     1646   124900 SH       Sole                    97614             27286
GOOGLE INC CL A                COM              38259p508     6524    15559 SH       Sole                    12155              3404
GRUPO AEROPORTUARIO DE SPON AD COM              400506101     1726    54200 SH       Sole                    42572             11628
HALLIBURTON CO COM             COM              406216101     7912   106622 SH       Sole                    83318             23304
HANMI FINL CORP COM            COM              410495105     1038    53389 SH       Sole                    41982             11407
HARMAN INTL INDS INC COM       COM              413086109     4268    50000 SH       Sole                    39142             10858
HARRAHS ENTMT INCCMN           COM              413619107    14948   210000 SH       Sole                   164832             45168
HEXCEL CORP NEW COM            COM              428291108     3142   200000 SH       Sole                   157363             42637
INFRASOURCE SVCS INC COM       COM              45684p102     2882   158279 SH       Sole                   124250             34029
INTERMEC INC COM               COM              458786100     1954    85200 SH       Sole                    66599             18601
IPSCO INCCMN                   COM              462622101     3636    38000 SH       Sole                    29698              8302
LAS VEGAS SANDS                COM              517834107    15572   200000 SH       Sole                   156344             43656
LIONBRIDGE TECH INC COM        COM              536252109     1778   321496 SH       Sole                   252509             68987
MICROSOFT CORP COM             COM              594918104     6058   260000 SH       Sole                   203203             56797
MONSANTO CO                    COM              61166W101     2868    34060 SH       Sole                    27157              6903
MORGAN STANLEY COM NEW         COM              617446448    11557   182830 SH       Sole                   142842             39988
NORTHFIELD LABS INC COM        COM              666135108      593    60000 SH       Sole                    47578             12422
OREGON STL MLS INC COM         COM              686079104     4894    96600 SH       Sole                    75567             21033
PNC FINL SVCS GROUP COM        COM              693475105     5263    75000 SH       Sole                    58858             16142
QUALCOMM INCCMN                COM              747525103     9579   239055 SH       Sole                   186828             52227
REGAL ENTMT GROUP CL A         COM              758766109     4573   225062 SH       Sole                   176746             48316
RESEARCH IN MOTION LTD COM     COM              760975102     2974    42625 SH       Sole                    33312              9313
SIERRA PAC RES NEW COM         COM              826428104     2197   166724 SH       Sole                   132113             34611
SUNOCO INC                     COM              86764P109     8980   129600 SH       Sole                   101280             28320
TRANSOCEAN INC ORD             COM              g90078109     3782    47083 SH       Sole                    36876             10207
UNION PACIFIC CORP.CMN         COM              907818108     5913    63610 SH       Sole                    49950             13660
UNITEDHEALTH GROUP INCCMN      COM              91324p102     7613   170000 SH       Sole                   132885             37115
WALGREEN CO                    COM              931422109      897    20000 SH       Sole                    15696              4304
WILLIAMS COS INC DEL COM       COM              969457100     5443   233000 SH       Sole                   183014             49986
ZIMMER HLDGS INC COM           COM              98956p102     7941   140000 SH       Sole                   109405             30595
LAS VEGAS SANDS                COM              517834107     3114    40000 PUT      Sole                    31300              8700
LAS VEGAS SANDS                COM              517834107     3114    40000 PUT      Sole                    31300              8700
NORTHFIELD LABS INC COM        COM              666135108     1483   150000 CALL     Sole                   117600             32400